Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) $ in Thousands	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal		$ 1,759,421		$ 3,712,967
Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal				12,386
European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal				11,572
Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal				$ 8,064
Terminal value growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030		0.030
Terminal value growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.030
Terminal value growth rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.030
Terminal value growth rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.030
Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.145		0.115
Discount rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.318
Discount rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.150
Discount rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.140
Budgeted revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.418		0.506
Budgeted revenue growth rate | Latin American CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.030
Budgeted revenue growth rate | European Hemp CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.135
Budgeted revenue growth rate | Analytical Testing CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets				0.125
Cannabis
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal		$ 2,205,098
Cannabis | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Cannabis | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.145
Change required for the recoverable amount to equal the carrying value	0.0002
Cannabis | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.424
Cannabis | Total pre-discounted forecasted operating cash flow
Disclosure of detailed information about intangible assets [line items]
Change required for the recoverable amount to equal the carrying value	(0.0154)
Intangible assets other than goodwill | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	$ 1,587,207		$ 1,956,844
Intangible assets other than goodwill | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	$ 183,480		$ 113,703
Intangible assets other than goodwill | Terminal value growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Intangible assets other than goodwill | Terminal value growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Intangible assets other than goodwill | Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.138		0.161
Intangible assets other than goodwill | Discount rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.145		0.160
Intangible assets other than goodwill | Budgeted revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.534		0.449
Intangible assets other than goodwill | Budgeted revenue growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.608		0.750
Goodwill | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	$ 4,368		$ 54,367
Goodwill | Terminal value growth rate | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Goodwill | Discount rate | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.148		0.203
Goodwill | Budgeted revenue growth rate | U.S. CBD GCU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.474		2.124
Goodwill | Cannabis
Disclosure of detailed information about intangible assets [line items]
Fair value less costs of disposal	$ 1,915,366	$ 2,200,000	$ 2,188,056		$ 4,700,000
Goodwill | Cannabis | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030		0.030
Goodwill | Cannabis | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.140		0.161
Goodwill | Cannabis | Budgeted revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.537		0.454